Financial instruments by category - Disclosure of Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,104,409	€ 985,908
Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	788,836	723,230
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	18,811	29,705
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	19,227	22,589
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	209,106	166,103
Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	19,985	15,784
Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	48,444	28,497
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,088,570	958,082
At amortized cost | Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	788,836	723,230
At amortized cost | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,215	14,286
At amortized cost | Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	6,984	10,538
At amortized cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	209,106	166,103
At amortized cost | Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	19,985	15,428
At amortized cost | Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	48,444	28,497
At FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	15,839	27,826
At FVPL | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,596	15,419
At FVPL | Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	12,243	12,051
At FVPL | Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		356
At FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	€ 0	€ 0